Disposal of Shanghai Jingyue	12 Months Ended
Dec. 31, 2025
Disposal of Shanghai Jingyue [Abstract]
DISPOSAL OF SHANGHAI JINGYUE

3. DISPOSAL OF SHANGHAI JINGYUE

On June 27, 2025, the Company transferred 100% equity interest in Shanghai Jingyue to the Buyer at zero consideration. The Company disposed of Shanghai Jingyue as it experienced a decrease in sales of cosmetics products of certain brand names, and the Company expected it will continue to suffer a decrease in financial performance. In connection with such disposal, it also agreed to purchase inventories with carrying value of $162,535 from Shanghai Jingyue at original cost of $3,330,617. In return, the Buyer agreed to waive the Company’s liabilities of $4,389,889 due to Shanghai Jingyue. The disposal had a net increase in the income tax expense of $301,704, which was included in the net income from discontinued operation.

The Company determined that the disposal of Shanghai Jingyue met the criteria to be classified as a discontinued operation and, as a result, Shanghai Jingyue’s historical financial results are reflected in the Company’s consolidated financial statements as a discontinued operation. The disposal of Shanghai Jingyue represents a strategic shift that has a significant effect on the Company’s financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations were retroactively classified as assets and liabilities of discontinued operations as of December 31, 2024 in the consolidated balance sheet, while results of operations related to the discontinued operations were reported as income (loss) from discontinued operations in the consolidated statements operations and comprehensive income (loss), and cash flows from discontinued operations of the years ended December 31, 2025, 2024 and 2023 were separately presented in the consolidated statements of cash flows for all periods presented retroactively in accordance with U.S. GAAP.

For the period from January 1, 2025 through June 27, 2025 and for the years ended December 31, 2024 and 2023, the aggregated financial results of the discontinued operations, after intercompany elimination, are as following:

	For the period from January 1, 2025 through June 27,	For the Years Ended December 31,
	2025	2024	2023
Revenues	$118,160	$2,170,333	$19,723,343
Cost of revenues	(22,798)	(4,868,160)	(13,034,251)
Gross profit (loss)	95,362	(2,697,827)	6,689,092
Selling and marketing expenses	(108,772)	(3,138,009)	(3,885,308)
General and administrative expenses	(610,206)	(2,783,569)	(817,151)
Total other expenses, net	(52,042)	(66,499)	(4,799)
Loss before income taxes from operations of discontinued operation	(675,658)	(8,685,904)	1,981,834
Gain on disposal of discontinued operation	4,760,997	—	—
Income tax (expenses) benefits	(497,968)	2,413,058	(1,638,954)
Net income (loss) from discontinued operation	$3,587,371	$(6,272,846)	$342,880

As of December 31, 2024, major classes of assets and liabilities of the discontinued operation, after intercompany elimination, are as following:

December 31, 2024
ASSETS
Current Assets
Cash and cash equivalents	$139,276
Accounts receivable	156,020
Prepayments and other current assets	108,532
Inventories	264,630
Assets of discontinued operations, current	668,458

Non-current Assets
Property and equipment, net	307,626
Right of use assets, net	1,102,625
Deferred tax assets	2,378,810
Other non-current assets	415,818
Assets of discontinued operations, non-current	4,204,879

Total assets of discontinued operations	$4,873,337

LIABILITIES
Current Liabilities
Accounts payable	$116
Advance from customers	17,716
Income tax payable	662,366
Lease liabilities, current	762,033
Other payable and accrued expenses	507,149
Liabilities of discontinued operations, current	1,949,380

Lease liabilities	214,485
Amount due to related parties, non-current	4,709,720
Liabilities of discontinued operations, non-current	4,924,205
Total liabilities of discontinued operations	$6,873,585

For the period from January 1, 2025 through June 27, 2025 and for the years ended December 31, 2024 and 2023, the aggregated cashflow of the discontinued operations, after intercompany elimination, are as following:

	For the period from January 1, 2025 through June 27,	For the Years Ended December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities from discontinued operations	$4,827,758	$1,483,065	$(1,901,407)
Net cash used in investing activities from discontinued operations	$(311,612)	$(973)	$(154,943)
Net cash (used in) provided by financing activities from discontinued operations	$(4,490,841)	$(3,169,394)	$2,819,153